Derivative warrant liabilities	12 Months Ended
Aug. 31, 2022
Derivative Warrant Liabilities
Derivative warrant liabilities

12.	Derivative warrant liabilities

Private Placement Warrants

During the year ended August 31, 2022, the Company issued warrants for the Company’s common shares pursuant to a financing in January 2022 (Note 17).

The balance of the derivative warrant liabilities (level 3) is as follows:

Amount
Balance at August 31, 2020	$551
Warrants issued February 11, 2021 (Note 17)	7,830
Fair value adjustment	(6,232)
Balance at August 31, 2021	$2,149
Warrants issued January 26, 2022 (Note 17)	2,665
Fair value adjustment	2,035
Balance at August 31, 2022	$6,849

Derivative warrant liabilities of $6.8 million will only be settled by issuing equity of the Company.

Significant assumptions used in determining the fair value of the derivative warrant liabilities are as follows:

	2022	2021
Share price	$0.48	$0.41
Risk-free interest rate	3.32% - 3.44%	0.19% - 0.67%
Dividend yield	0%	0%
Expected volatility	55% - 60%	60% - 70%
Remaining term (in years)	0.9 – 4.4	1.9 – 4.4

The fair value is classified as level 3 as expected volatility is determined using historical volatility and is therefore not an observable input.